Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Borrowings
Amounts due within one year	$ 569,009	$ 258,262
Less: unamortized premium	472
Less: unamortized deferred loan/bond issuance costs	(13,706)	(12,636)
Borrowings, current portion	555,775	245,626
Amounts due after one year	3,324,636	3,583,447
Less: unamortized premium		797
Less: unamortized deferred loan/bond issuance costs	(51,163)	(56,649)
Borrowings, non-current portion	3,273,473	3,527,595
Total	$ 3,829,248	$ 3,773,221